Subsequent Events - Additional Information (Detail) - BRL (R$) R$ in Millions	May 04, 2020	Jan. 03, 2020
Major business combination [member] | Avon [member]
Disclosure of non-adjusting events after reporting period [line items]
Acquisition Related Costs		R$ 112
Major Borrowings [Member] | Promissory Notes Due 2021 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes Issued	R$ 500
Borrowings, Interest rate basis	100% of the CDI
Borrowings, Interest rate	3.25%
Borrowings Maturity	May 4, 2021
Major Borrowings [Member] | Promissory Notes Due 2021 [Member] | Natura Cosmticos SA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes Issued	R$ 250
Borrowings, Interest rate basis	100% of the CDI
Borrowings, Interest rate	3.25%
Borrowings Maturity	May 4, 2021